Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio

Morgan Stanley Institutional Fund Trust

Supplement dated October 3, 2014 to the Morgan Stanley Institutional Fund Trust (the "Fund") Prospectus dated January 31, 2014

Core Plus Fixed Income Portfolio

Morgan Stanley Investment Management Inc., the Fund's investment adviser, has agreed to reduce the Fund's total expense ratio caps with respect to each share class of the Core Plus Fixed Income Portfolio. As a result, effective immediately, the following changes to the Prospectus are necessary:

With respect to the Core Plus Fixed Income Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Plus Fixed Income Portfolio		Class I Shares	Class A Shares		Class L
Advisory Fee		0.375%	0.375%	[1]	0.375%
Distribution and/or Service (12b-1) Fee		none	0.25%	[1]	0.50%
Other Expenses		0.35%	0.35%	[1]	0.39%
Total Annual Portfolio Operating Expenses	[2]	0.73%	0.98%	[1]	1.27%
Fee Waiver and/or Expense Reimbursement	[2]	0.21%	0.11%	[1]	0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.52%	0.87%	[1]	1.12%
[1]	Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.52% for Class I, 0.87% for Class A and 1.12% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary-Core Plus Fixed Income Portfolio-Fees and Expenses-Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Core Plus Fixed Income Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
Class I Shares		53	167	291	653
Class A Shares	[1]	510	691	887	1,452
Class L		114	356	617	1,363
[1]	Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.